Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 79,570		$ 74,967	$ 79,570	$ 74,967	$ 76,123
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000			20,000,000		20,000,000
Balance at End of Period	$ 500			$ 500		$ 500
Dividend declared per share				$ 0.48		$ 0.96
Convertible into						Class B - Series 28
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000			16,000,000		16,000,000
Balance at End of Period	$ 400			$ 400		$ 400
Dividend declared per share				$ 0.45		$ 0.91
Convertible into						Class B - Series 30
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	12,000,000			12,000,000		12,000,000
Balance at End of Period	$ 300			$ 300		$ 300
Dividend declared per share				$ 0.48		$ 0.96
Convertible into						Class B - Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	8,000,000			8,000,000		8,000,000
Balance at End of Period	$ 200			$ 200		$ 200
Dividend declared per share				$ 0.38		$ 0.76
Convertible into						Class B - Series 34
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000			16,000,000		16,000,000
Balance at End of Period	$ 400			$ 400		$ 400
Dividend declared per share				$ 0.85		$ 1.21
Convertible into						Class B - Series 45
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	14,000,000			14,000,000		14,000,000
Balance at End of Period	$ 350			$ 350		$ 350
Dividend declared per share				$ 0.64		$ 1.28
Convertible into						Class B - Series 47
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	500,000			500,000		500,000
Balance at End of Period	$ 500			$ 500		$ 500
Dividend declared per share				$ 36.87		$ 73.73
Convertible into						Not convertible
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	650,000			650,000		650,000
Balance at End of Period	$ 650			$ 650		$ 650
Dividend declared per share				$ 35.29		$ 57.52
Convertible into						Not convertible
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	3,300			$ 3,300		$ 3,300
Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	5,014			5,014		3,658
Preferred Shares and Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 8,314	$ 6,958	6,958	$ 8,314	6,958	$ 6,958	$ 6,958	$ 6,308
Common Shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	729,253,099			729,253,099		720,909,161
Balance at End of Period	$ 23,896	$ 23,412	$ 22,062	$ 23,896	$ 22,062	$ 22,941	$ 21,637	$ 17,744
Dividend declared per share	$ 1.51	$ 1.51	$ 1.43	$ 3.02	$ 2.86	$ 5.8
4.8% Additional Tier 1 Capital Notes (NVCC) [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 658			$ 658		$ 658
4.3% Limited Recourse Capital Notes Series 1 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,250			1,250		$ 1,250
Convertible into						Preferred Shares Series 48
5.625% Limited Recourse Capital Notes, Series 2 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	750			750		$ 750
Convertible into						Preferred Shares Series 49
7.325% Limited Recourse Capital Notes, Series 3 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	1,000			1,000		$ 1,000
Convertible into						Preferred Shares Series 51
7.700% Limited Recourse Capital Notes, Series 4 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 1,356			$ 1,356
Convertible into						Preferred Shares Series 53